Goodwill And Analysis Of Goodwill Impairment - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Aug. 01, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Goodwill [Line Items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	$ (16)
Increase in pre-tax discount rate	1.00%
Decrease in long-term growth rate	1.00%
Weighted average Operating EBITDA multiple	9.5
Goodwill	$ 7,170	$ 25	$ 7,441	$ 7,674
Operating segments [member]
Disclosure Of Goodwill [Line Items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	430
United States [member]
Disclosure Of Goodwill [Line Items]
Goodwill	5,894		6,176
United States [member] | Operating segments [member]
Disclosure Of Goodwill [Line Items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	307
Colombia [member]
Disclosure Of Goodwill [Line Items]
Goodwill	136		$ 220
Colombia [member] | Operating segments [member]
Disclosure Of Goodwill [Line Items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	$ 123